Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Warrant Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2010	$ 5,766	$ 326	$ 19	$ 7,847	$ 3,212	$ 200	$ 17,370
Net loss	0	0	0	0	(2,885)	0	(2,885)
Total other comprehensive loss, net of taxes	0	0	0	0	0	(161)	(161)
Common stock issued	0	0	0	23	0	0	23
Accretion of net discount on preferred & warrant preferred stock	67	(7)	0	0	(60)	0	0
Amortization of deferred compensation- restricted stock awards	0	0	0	6	0	0	6
Balance at Jun. 30, 2011	5,833	319	19	7,876	267	39	14,353
Net loss	0	0	0	0	(1,627)	0	(1,627)
Total other comprehensive loss, net of taxes	0	0	0	0	0	(121)	(121)
Common stock issued	0	0	1	22	0	0	23
Accretion of net discount on preferred & warrant preferred stock	68	(8)	0	0	(60)	0	0
Amortization of deferred compensation- restricted stock awards	0	0	0	1	0	0	1
Balance at Jun. 30, 2012	$ 5,901	$ 311	$ 20	$ 7,899	$ (1,420)	$ (82)	$ 12,629